Note 6 - Leases - Supplemental Balance Sheet Information Related to Operating Leases (Details) - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Non-current	$ 4,422,303	$ 2,050,336
Current	755,125	500,284
Lease liability – operating leases	$ 3,943,517	$ 1,690,716
Weighted average remaining lease terms (in years) (Year)	6 years 10 months 24 days	4 years
Weighted average discount rate	4.80%	5.00%